Decommissioning Liability (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Decommissioning Liability

($ millions)	2022	2021
Decommissioning liability, beginning of year	918.8	1,022.7
Liabilities incurred	21.6	13.6
Liabilities acquired through capital acquisitions	3.4	30.0
Liabilities disposed through capital dispositions	(46.7)	(220.3)
Liabilities settled (1)	(43.1)	(48.9)
Revaluation of acquired decommissioning liabilities (2)	3.8	36.1
Change in estimates	(11.4)	74.2
Change in discount and inflation rate estimates	(163.0)	(3.8)
Accretion	19.2	15.4
Reclassified as liabilities associated with assets held for sale	(28.4)	—
Foreign exchange	1.3	(0.2)
Decommissioning liability, end of year	675.5	918.8
Expected to be incurred within one year	41.6	34.2
Expected to be incurred beyond one year	633.9	884.6
(1)Includes $23.0 million received from government grant programs during the year ended December 31, 2022 (year ended December 31, 2021 - $28.7 million).
(2)These amounts relate to the revaluation of acquired decommissioning liabilities at the end of the period using a risk-free discount rate. At the date of acquisition, acquired decommissioning liabilities are fair valued.